Other disclosures - Maturities of contingent liabilities and commitments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 349,228	€ 318,145	€ 323,724
Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	262,737	241,230	241,179
Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	10,758	12,377	13,650
Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	75,733	64,538	68,895
Within 1 month | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	165,851	145,739	145,756
Within 1 month | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	116,823	104,725	98,630
Within 1 month | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,414	1,809	2,176
Within 1 month | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	46,614	39,205	44,950
1 to 3 months | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	13,654	14,877	21,372
1 to 3 months | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	6,706	9,496	16,529
1 to 3 months | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,203	852	1,791
1 to 3 months | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5,745	4,529	3,052
3 to 12 months | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	43,846	42,436	45,953
3 to 12 months | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	27,587	28,207	30,370
3 to 12 months | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,251	3,732	5,626
3 to 12 months | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,008	10,497	9,957
1 to 3 years | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	61,045	57,111	43,636
1 to 3 years | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	51,999	47,876	37,097
1 to 3 years | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,749	4,134	1,933
1 to 3 years | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	7,297	5,101	4,606
3 to 5 years | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	52,007	44,834	53,568
3 to 5 years | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	49,781	40,458	48,072
3 to 5 years | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	687	1,169	1,364
3 to 5 years | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,539	3,207	4,132
More than 5 years | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,825	13,148	13,439
More than 5 years | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,841	10,468	10,481
More than 5 years | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	454	681	760
More than 5 years | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 2,530	€ 1,999	€ 2,198